SCHEDULE OF SHARE OPTION ACTIVITY (Details) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Other Liabilities Disclosure [Abstract]
Number of Options Outstanding, Beginning Balance	93,500	11,000
Weighted Average Exercise Price, Beginning Balance	$ 20.0	$ 30.0
Number of Option Outstanding Exercisable, Beginning balance	25,000	11,000
Weighted Average Exercise Price Exercisable, Beginning Balance	$ 20.0	$ 30.0
Number of Options, Granted		82,500
Weighted Average Price, Granted		$ 20.0
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Weighted Average Remaining Life in Years, Outstanding Term	4 years 25 days	5 years 10 days
Weighted Average Remaining Life in Years, Exercisable Term	4 years 25 days	5 years 10 days
Number of Options, Forfeited	(18,500)
Weighted Average Exercise Price, Forfeited
Number of Options Outstanding, Ending Balance	86,000	93,500
Weighted Average Exercise Price Outstanding, Ending Balance	$ 20.0	$ 20.0
Number of Option Outstanding Exercisable, Ending balance	25,000	25,000
Weighted Average Exercise Price Exercisable, Ending Balance	$ 20.0	$ 20.0